                        LIMITED MATURITY BOND PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998

                                                                    NBAMTSA60698

PORTFOLIO MANAGERS' COMMENTARY
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio
   AMT LIMITED MATURITY BOND PORTFOLIO IS CO-MANAGED BY THEODORE P. GIULIANO AND THOMAS WOLFE. THEY EMPLOY THREE BASIC STRATEGIES TO ADD VALUE TO THE FIXED-INCOME INVESTMENT PROCESS. THE FIRST IS ACTIVE TREND-FOLLOWING DURATION MANAGEMENT -- LENGTHENING PORTFOLIO DURATION AS INTEREST RATES DECLINE TO ENHANCE PORTFOLIO YIELD, AND SHORTENING DURATION AS INTEREST RATES RISE TO ATTEMPT TO MINIMIZE PRICE EROSION. SECONDLY, THEY FOCUS ON THOSE SECTORS WITHIN THE BROAD FIXED INCOME MARKET THAT THEY BELIEVE HAVE THE BEST RISK-ADJUSTED RETURN POTENTIAL. FINALLY, THE PORTFOLIO MANAGEMENT TEAM ANALYZES ISSUERS' MANAGEMENT QUALITY, PRODUCTS AND PRODUCT CYCLES, BALANCE SHEETS AND INCOME STATEMENTS TO IDENTIFY BONDS WITH REALISTIC PROSPECTS FOR CREDIT UPGRADES AND TO AVOID THOSE THAT MAY NOT DESERVE THEIR CURRENT CREDIT QUALITY RATINGS.
   Fixed income has come back into fashion. For the second quarter and most of the year, investors have been plowing money into bonds and money market securities at a near-record pace. Favorable fundamentals -- low inflation and historically high real rates of return -- helped spawn this year's bond rally. Global financial turmoil and growing concern over high domestic equities valuations provided a strong tailwind. In the first half of 1998, intermediate and long bond returns rivaled that of U.S. small-cap stocks and vastly exceeded returns from emerging market equities. At the close of this reporting period, long bond yields were near historical lows.
   What are investors getting from their fixed-income investments? Yields still well above the prevailing rate of inflation and perhaps more importantly, some portfolio cushioning that may help cover any potential losses from their equity investments here and abroad. An added advantage is that with today's extremely flat yield curve, investors can get attractive yields in short and intermediate maturity bonds without the higher interest rate risk inherent in buying bonds with long maturities. Namely, the AMT Limited Maturity Bond Portfolio's 30-day SEC yield currently approximates the yield on a 30-year Treasury bond.
   In the first half of 1998, corporate bonds underperformed U.S. Treasury securities along the yield curve. Uncertainty over the impact of the Asian crisis on corporate earnings restrained the corporate sector, while favorable supply/demand dynamics and prospects for the first federal budget surplus in a generation buoyed Treasuries. We were able to enhance returns in the corporate sector through selectively buying "split-rated" bonds (securities rated investment grade by one, but not all the major rating services) and "crossover" bonds (securities with the potential to move from a below investment grade or a split grade rating to full investment grade status). Examples include the "split-rated" bonds of Owens Illinois, the world's largest and most cost efficient manufacturer of glass containers and the "crossover" bonds of media giant Time Warner, which got a full investment grade rating due to rising cash flows and debt reduction through asset sales.
   Our high-yield investments also contributed to returns. A large new-issue calendar and lingering concerns about Asian-induced earnings problems forced issuers to offer very attractive yields to move inventory. We took advantage of this opportunity by adding several new holdings with 10-12% yields on what we believe to be very solid credits.
   Asset-backed securities, primarily high quality credit card receivables and auto and capital equipment loans, also contributed to returns, as did our positions in Treasuries and Government Agencies.

   In closing, we emphasize that we have been steadfast in our faith in fixed income, praising the virtues of income and relative safety of principal. We are delighted the bond faithful have been justly rewarded during the last 12 months.

Sincerely,

    [SIGNATURE]                           [SIGNATURE]

Theodore P. Giuliano and Thomas Wolfe
PORTFOLIO CO-MANAGERS

The composition, industries and holdings of the Portfolio are subject to change. The Portfolio is invested in a wide array of securities and no single holding makes up more than a small fraction of its total assets.

Past performance is no guarantee of future results and shares when redeemed may be worth more or less than their original cost.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                       June 30,
                                                         1998
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investment in Series, at value (Note A)       $  261,991,110
      Receivable for Trust shares sold                     176,737
                                                    --------------
                                                       262,167,847
                                                    --------------
LIABILITIES
      Payable for Trust shares redeemed                  1,344,449
      Payable to administrator (Note B)                     85,443
      Accrued expenses                                      66,677
                                                    --------------
                                                         1,496,569
                                                    --------------
NET ASSETS at value                                 $  260,671,278
                                                    --------------

NET ASSETS consist of:
      Par value                                     $       19,202
      Paid-in capital in excess of par value           262,344,688
      Accumulated undistributed net investment
       income                                            7,566,260
      Accumulated net realized losses on
       investment                                       (9,929,834)
      Net unrealized appreciation in value of
       investment                                          670,962
                                                    --------------
NET ASSETS at value                                 $  260,671,278
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                      19,202,420
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                     $13.57
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1998
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Investment income from Series (Note A)          $ 8,565,729
                                                    ------------
    Expenses:
      Administration fee (Note B)                       507,380
      Shareholder reports                                50,298
      Legal fees                                          7,180
      Custodian fees                                      5,000
      Trustees' fees and expenses                         4,733
      Auditing fees                                         986
      Registration and filing fees                          194
      Miscellaneous                                         680
      Expenses from Series (Notes A & B)                399,729
                                                    ------------
        Total expenses                                  976,180
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                          (93)
                                                    ------------
        Total net expenses                              976,087
                                                    ------------
        Net investment income                         7,589,642
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM SERIES (NOTE A)
    Net realized gain on investment securities          352,534
    Net realized loss on financial futures
     contracts                                       (1,175,611)
    Net realized loss on foreign currency
     transactions                                      (164,456)
    Change in net unrealized appreciation of
     investment securities, financial futures
     contracts, translation of assets and
     liabilities in foreign currencies, and
     foreign currency contracts                        (195,593)
                                                    ------------
        Net loss on investments from Series (Note
        A)                                           (1,183,126)
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $ 6,406,516
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                           Six Months
                                              Ended           Year
                                            June 30,          Ended
                                              1998        December 31,
                                           (UNAUDITED)        1997
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $   7,589,642   $ 15,838,527
    Net realized loss on investments
     from Series (Note A)                      (987,533)    (1,645,464)
    Change in net unrealized
     appreciation (depreciation) of
     investments from Series (Note A)          (195,593)     2,314,612
                                          -----------------------------
    Net increase in net assets resulting
     from operations                          6,406,516     16,507,675
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                   (15,689,177)   (14,960,978)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                44,521,443     70,296,568
    Proceeds from reinvestment of
     dividends                               15,689,177     14,960,978
    Payments for shares redeemed            (41,368,422)   (92,593,520)
                                          -----------------------------
    Net increase (decrease) from Trust
     share transactions                      18,842,198     (7,335,974)
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS         9,559,537     (5,789,277)
NET ASSETS:
    Beginning of period                     251,111,741    256,901,018
                                          -----------------------------
    End of period                         $ 260,671,278   $251,111,741
                                          -----------------------------
    Accumulated undistributed net
     investment income at end of period   $   7,566,260   $ 15,665,795
                                          -----------------------------
NUMBER OF TRUST SHARES:
    Sold                                      3,251,045      5,085,945
    Issued on reinvestment of dividends       1,173,461      1,119,834
    Redeemed                                 (3,008,348)    (6,709,733)
                                          -----------------------------
    Net increase (decrease) in shares
     outstanding                              1,416,158       (503,954)
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust             June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Limited Maturity Bond Portfolio (the "Fund") is a separate operating series of Neuberger&Berman Advisers Management Trust-SM- (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of eight separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
       The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Limited Maturity Bond Investments (the "Series"), a series of Advisers Managers Trust having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at June 30, 1998). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued by Advisers Managers Trust as indicated in the notes following the Series' Schedule of Investments.
3) FEDERAL INCOME TAXES: The Funds are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($6,955,974, $296,579, and $1,871,355 expiring in 2002, 2004, and 2005, respectively, determined as of December 31, 1997), it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital.
   Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

Neuberger&Berman Advisers Management Trust             June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

5) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger&Berman Management
Incorporated-Registered Trademark- ("N&B Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays N&B Management an administration fee at the annual rate of 0.40% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   N&B Management has voluntarily undertaken to limit the Fund's expenses by reimbursing the Fund for its operating expenses and its pro rata share of its Series' operating expenses (excluding the fees payable to N&B Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by N&B Management upon at least 60 days' prior written notice to the Fund. For the six months ended June 30, 1998, no reimbursement to the Fund was required.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $93.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended June 30, 1998, additions and reductions in the Fund's investment in its Series amounted to $29,170,466 and $24,820,053, respectively.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                  Six Months
                                     Ended
                                   June 30,
                                     1998                        Year Ended December 31,
                                 (UNAUDITED)(2)    1997(2)    1996(2)    1995(2)     1994       1993
                                 ---------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                                $14.12      $14.05     $14.71      $14.02    $ 14.66     $14.33
                                 ---------------------------------------------------------------------
Income From Investment
 Operations
    Net Investment Income                 .45         .88        .92         .82        .78        .84
    Net Gains or Losses on
 Securities (both realized and
 unrealized)                             (.11)        .02       (.34)        .65       (.80)       .08
                                 ---------------------------------------------------------------------
      Total From Investment
 Operations                               .34         .90        .58        1.47       (.02)       .92
                                 ---------------------------------------------------------------------
Less Distributions
    Dividends (from net
 investment income)                      (.89)       (.83)     (1.24)       (.78)      (.55)      (.52)
    Distributions (from net
 capital gains)                            --          --         --          --       (.07)      (.07)
                                 ---------------------------------------------------------------------
      Total Distributions                (.89)       (.83)     (1.24)       (.78)      (.62)      (.59)
                                 ---------------------------------------------------------------------
Net Asset Value, End of Period         $13.57      $14.12     $14.05      $14.71    $ 14.02     $14.66
                                 ---------------------------------------------------------------------
Total Return(3)                         +2.50%(4)   +6.74%     +4.31%     +10.94%     -0.15%     +6.63%
                                 ---------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period
 (in millions)                         $260.7      $251.1     $256.9      $238.9     $344.8     $343.5
                                 ---------------------------------------------------------------------
    Ratio of Gross Expenses to
 Average Net Assets(5)                    .77%(6)     .77%       .78%        .71%        --         --
                                 ---------------------------------------------------------------------
    Ratio of Net Expenses to
 Average Net Assets                       .77%(6)     .77%       .78%        .71%       .66%       .64%
                                 ---------------------------------------------------------------------
    Ratio of Net Investment
 Income to Average Net Assets            5.98%(6)    6.27%      6.01%       5.99%      5.42%      5.19%
                                 ---------------------------------------------------------------------
    Portfolio Turnover Rate(7)             --          --         --          27%        90%       159%
                                 ---------------------------------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust             June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.
4) Not annualized.
5) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
6) Annualized.
7) The Fund transferred all of its investment securities into its Series on April 28, 1995. After that date the Fund invested only in its Series, and that Series, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for periods ending after April 28, 1995, are included in the Financial Highlights of AMT Limited Maturity Bond Investments, which appear elsewhere in this report.

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

Principal                                           Rating          Market
 Amount                                        Moody's    S&P      Value(1)
---------                                      -------  -------  ------------
           U.S. TREASURY SECURITIES
           (4.3%)
$8,880,000 U.S. Treasury Notes, 5.75%,
           due 11/15/00                          TSY      TSY    $  8,920,226
2,512,696  U.S. Treasury
           Inflation-Indexed Notes,
           3.375%, due 1/15/07                   TSY      TSY       2,432,616
                                                                 ------------
           TOTAL U.S. TREASURY SECURITIES
           (COST $11,455,369)                                      11,352,842
                                                                 ------------
           U.S. GOVERNMENT AGENCY
           SECURITIES (2.6%)
  905,000  Federal Home Loan Bank,
           Discount Notes, 5.40%, due
           7/1/98                                AGY      AGY         904,864
6,000,000  Freddie Mac, Discount Notes,
           5.44%, due 7/14/98                    AGY      AGY       5,988,240
                                                                 ------------
           TOTAL U.S. GOVERNMENT AGENCY
           SECURITIES (COST $6,893,213)                             6,893,104
                                                                 ------------
           MORTGAGE-BACKED SECURITIES
           (4.0%)
FANNIE MAE
  155,859  Balloon Pass-Through
           Certificates, 8.50%, due
           8/1/98-11/1/98                        AGY      AGY         161,022
5,651,569  Pass-Through Certificates,
           7.00%, due 6/1/11                     AGY      AGY       5,794,441
4,446,288  Pass-Through Certificates,
           6.50%, due 4/1/13                     AGY      AGY       4,472,655
FREDDIE MAC
   84,008  Mortgage Participation
           Certificates, 10.00%, due
           4/1/20                                AGY      AGY          90,691
                                                                 ------------
           TOTAL MORTGAGE-BACKED
           SECURITIES (COST $10,310,114)                           10,518,809
                                                                 ------------
           ASSET-BACKED SECURITIES
           (15.8%)
5,100,000  PNC Student Loan Trust I, Ser.
           1997-2, Class A-2, 6.138%, due
           1/25/00                               Aaa      AAA       5,133,660
3,580,000  Chase Manhattan Auto Owner
           Trust, Ser. 1996-C, Class A-3,
           5.95%, due 11/15/00                   Aaa      AAA       3,584,833
3,850,905  Money Store Auto Grantor
           Trust, Ser. 1997-2, Class A-1,
           6.17%, due 3/20/01                    Aaa      AAA       3,861,303
5,070,000  Ford Credit Auto Loan Master
           Trust, Auto Loan Certificates,
           Ser. 1996-1, 5.50%, due
           2/15/03                               Aaa      AAA       5,039,276
2,169,868  Navistar Financial Owner
           Trust, Ser. 1996-B, Class A-3,
           6.33%, due 4/21/03                    Aaa      AAA       2,185,903
4,967,429  World Omni Automobile Lease
           Securitization Trust, Ser.
           1997-A, Class A-3, 6.85%, due
           6/25/03                               Aaa      AAA       5,041,692
2,577,909  Chevy Chase Auto Receivables
           Trust, Ser. 1996-2, Class A,
           5.90%, due 7/15/03                    Aaa      AAA       2,576,698
6,500,000  Standard Credit Card Master
           Trust I, Credit Card
           Participation Certificates,
           Ser. 1994-4, Class A, 8.25%,
           due 11/7/03                           Aaa      AAA       6,947,525
3,366,596  ContiMortgage Net Interest
           Margin Notes, Ser. 1998-A,
           Class A, 7.92%, due 3/16/28         BBB(2)               3,388,142(3)
3,529,987  IMC Excess Cashflow Trust,
           Ser. 1997-A, 7.41%, due
           11/26/28                            BBB(2)               3,526,280(3)
                                                                 ------------
           TOTAL ASSET-BACKED SECURITIES
           (COST $41,325,410)                                      41,285,312
                                                                 ------------
           BANKS & FINANCIAL INSTITUTIONS
           (24.5%)
4,760,000  Merrill Lynch & Co., Inc.,
           Medium-Term Notes, Ser. B,
           6.28%, due 6/25/99                    Aa3      AA-       4,779,754
4,420,000  Chase Manhattan Bank USA,
           Senior Global Bank Notes,
           5.875%, due 8/4/99                    Aa2      AA-       4,419,514

Advisers Managers Trust                                June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments

Principal                                           Rating          Market
 Amount                                        Moody's    S&P      Value(1)
---------                                      -------  -------  ------------
$5,020,000 CIT Group Holdings, Inc.,
           Medium-Term Notes, 6.25%, due
           10/25/99                              Aa3      A+     $  5,049,266
3,690,000  First National Bank of
           Commerce, Senior Bank Notes,
           6.50%, due 1/14/00                    A2       A-        3,717,343
3,700,000  HomeSide Lending, Inc., Notes,
           6.875%, due 5/15/00                   A1       A+        3,747,323
4,730,000  Salomon Smith Barney Holdings
           Inc., Notes, 7.00%, due
           5/15/00                               A2        A        4,822,330
5,120,000  Comdisco, Inc., Notes, 6.50%,
           due 6/15/00                          Baa1     BBB+       5,162,291
6,050,000  Associates Pass-Through Asset
           Trust, Ser. 1997-1, 6.45%, due
           9/15/00                               Aa3      AA-       6,108,140(3)
4,180,000  Lehman Brothers Holdings Inc.,
           Medium-Term Notes, Ser. E,
           6.89%, due 10/10/00                  Baa1       A        4,250,851
2,570,000  Lehman Brothers Holdings Inc.,
           Medium-Term Notes, Ser. E,
           6.65%, due 11/8/00                   Baa1       A        2,601,200
5,200,000  Capital One Bank, Bank Notes,
           5.95%, due 2/15/01                   Baa3     BBB-       5,161,312
3,760,000  Morgan Stanley, Dean Witter,
           Discover & Co., Global
           Medium-Term Notes, Ser. C,
           6.09%, due 3/9/01                     A1       A+        3,760,489
4,870,000  Household Finance Corp.,
           Senior Medium-Term Notes,
           6.06%, due 5/14/01                    A2        A        4,874,578
3,040,000  Riggs National Corp.,
           Subordinated Notes, 8.50%, due
           2/1/06                              Ba1(4)   BB-(4)      3,203,400
2,075,000  Riggs National Corp.,
           Subordinated Debentures,
           9.65%, due 6/15/09                  Ba1(4)   BB-(4)      2,466,656
                                                                 ------------
           TOTAL BANKS & FINANCIAL
           INSTITUTIONS (COST
           $63,761,228)                                            64,124,447
                                                                 ------------
           CORPORATE DEBT SECURITIES
           (38.0%)
4,700,000  Williams Holdings of Delaware,
           Inc., Medium-Term Notes, Ser.
           A, 6.40%, due 6/17/99                Baa2     BBB-       4,716,027
2,520,000  Arkla, Inc., Notes, 8.875%,
           due 7/15/99                          Baa1      BBB       2,587,133
4,080,000  Time Warner Pass-Through Asset
           Trust, Ser. 1997-2, 4.90%, due
           7/29/99                              Baa3     BBB-       4,028,878(3)
4,450,000  Norfolk Southern Corp., Notes,
           6.70%, due 5/1/00                    Baa1     BBB+       4,502,421
4,760,000  Sears Roebuck Acceptance
           Corp., Medium-Term Notes, Ser.
           IV, 6.23%, due 7/12/00                A2       A-        4,778,612
4,000,000  Ford Motor Credit Co.,
           Medium-Term Notes, 6.84%, due
           8/16/00                               A1        A        4,070,880
2,780,000  MedPartners, Inc., Senior
           Subordinated Notes, 6.875%,
           due 9/1/00                            B3        B        2,636,608
1,970,000  Chesapeake Corp., Notes,
           10.375%, due 10/1/00                 Baa3      BBB       2,140,228
1,610,000  BHP Finance (USA) Ltd.,
           Guaranteed Notes, 5.625%, due
           11/1/00                               A3        A        1,591,823
4,760,000  IKON Capital, Inc.,
           Medium-Term Notes, Ser. C,
           6.33%, due 12/8/00                    A3       A-        4,779,754
1,670,000  Fort James Corp., Notes,
           6.234%, due 3/15/01                  Baa2     BBB-       1,669,148
3,120,000  Revlon Worldwide Corp., Senior
           Secured Notes, Ser. B,
           Zero-Coupon, Yielding 10.75% &
           10.959%, due 3/15/01                  B3       B-        2,421,900
1,940,000  Colonial Realty Limited
           Partnership, Senior Notes,
           7.50%, due 7/15/01                   Baa3     BBB-       2,005,300
4,000,000  Tyco International Ltd.,
           Notes, 6.50%, due 11/1/01             A3       A-        4,035,040
2,800,000  ICI Wilmington Inc.,
           Guaranteed Notes, 7.50%, due
           1/15/02                              Baa1      A-        2,930,676
1,950,000  Fort James Corp., Senior
           Notes, 6.50%, due 9/15/02            Baa2     BBB-       1,956,922
3,250,000  Stewart Enterprises, Inc.,
           Notes, 6.40%, due 5/1/03             Baa3      BBB       3,252,145

Advisers Managers Trust                                June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments

Principal                                           Rating          Market
 Amount                                        Moody's    S&P      Value(1)
---------                                      -------  -------  ------------
$ 440,000  Core-Mark International, Inc.,
           Senior Subordinated Notes,
           11.375%, due 9/15/03                  B3        B     $    468,050
  505,000  Loomis Fargo & Co., Senior
           Subordinated Notes, 10.00%,
           due 1/15/04                           B3        B          505,000
  570,000  EOP Operating Limited
           Partnership, Notes, 6.625%,
           due 2/15/05                          Baa1      BBB         571,995(3)
  355,000  Earle M. Jorgensen Co., Senior
           Notes, 9.50%, due 4/1/05              B3       B-          347,012(3)
1,300,000  Burlington Industries, Inc.,
           Notes, 7.25%, due 9/15/05            Baa3     BBB-       1,327,924
3,680,000  Heritage Media Corp., Senior
           Subordinated Notes, 8.75%, due
           2/15/06                               B1       BB+       3,928,400
3,630,000  Mark IV Industries, Inc.,
           Senior Subordinated Notes,
           7.75%, due 4/1/06                   Ba2(5)   BB+(5)      3,666,300
1,095,000  Federal-Mogul Corp., Notes,
           7.75%, due 7/1/06                   Ba2(5)   BB+(5)      1,107,176
  610,000  Printpack, Inc., Senior
           Subordinated Notes, Ser. B,
           10.625%, due 8/15/06                  B3       B+          653,462
2,130,000  Time Warner Inc., Notes,
           8.11%, due 8/15/06                   Baa3     BBB-       2,338,080
  325,000  Commonwealth Aluminum Corp.,
           Senior Subordinated Notes,
           10.75%, due 10/1/06                   B2       B-          345,312
   25,000  Newport News Shipbuilding
           Inc., Senior Subordinated
           Notes, 9.25%, due 12/1/06             B1       B+           26,594
  300,000  Safelite Glass Corp., Senior
           Subordinated Notes, 9.875%,
           due 12/15/06                          B3        B          317,250(3)
  698,000  AMTROL Inc., Senior
           Subordinated Notes, 10.625%,
           due 12/31/06                          B3       B-          682,295
  990,000  Pen-Tab Industries, Inc.,
           Senior Subordinated Notes,
           Ser. B, 10.875%, due 2/1/07           B3       B-          982,575
  690,000  Fonda Group, Inc., Senior
           Subordinated Notes, Ser. B,
           9.50%, due 3/1/07                     B3       B-          667,575
  885,000  GFSI Inc., Senior Subordinated
           Notes, 9.625%, due 3/1/07             B3       B-          933,675
   90,000  French Fragrances, Inc.,
           Senior Notes, Ser. B, 10.375%,
           due 5/15/07                           B2       B+           96,075
2,240,000  Owens-Illinois, Inc., Senior
           Debentures, 8.10%, due 5/15/07      Ba1(6)   BB+(6)      2,372,070
3,650,000  Teleport Communications Group
           Inc., Senior Step Up Notes,
           Yielding 8.461%, due 7/1/07          Baa3      B+        3,134,437
  300,000  AmeriServe Food Distribution,
           Inc., Senior Subordinated
           Notes, 10.125%, due 7/15/07           B3       B-          312,750
  100,000  Safety Components
           International, Inc., Senior
           Subordinated Notes, 10.125%,
           due 7/15/07                           B3       B-          103,750
  585,000  HydroChem Industrial Services,
           Inc., Senior Subordinated
           Notes, Ser. B, 10.375%, due
           8/1/07                                B3       B-          596,700
4,320,000  Interpool, Inc., Notes, 7.20%,
           due 8/1/07                            Ba1     BBB-       4,300,301
  220,000  Insilco Corp., Senior
           Subordinated Notes, 10.25%,
           due 8/15/07                           B3       B+          230,175
  400,000  NBTY, Inc., Senior
           Subordinated Notes, Ser. B,
           8.625%, due 9/15/07                   B1       B+          410,000
2,030,000  UPM-Kymmene Corp., Notes,
           6.875%, due 11/26/07                 Baa1     BBB+       2,063,333(3)
2,060,000  IDEX Corp., Senior Notes,
           6.875%, due 2/15/08                   Ba1     BBB-       2,049,618
1,370,000  Central Maine Power & Co.,
           General and Refunding Mortgage
           Bonds, Ser. Q, 7.05%, due
           3/1/08                               Baa3     BBB+       1,371,329
  640,000  Thiokol Corp., Senior Notes,
           6.625%, due 3/1/08                   Baa3      BBB         641,722
4,040,000  Beckman Coulter, Inc., Senior
           Notes, 7.45%, due 3/4/08            Ba1(6)   BB+(6)      4,093,166(3)

Advisers Managers Trust                                June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments

Principal                                           Rating          Market
 Amount                                        Moody's    S&P      Value(1)
---------                                      -------  -------  ------------
$ 430,000  IMPAC Group, Inc., Senior
           Subordinated Notes, 10.125%,
           due 3/15/08                           B3       B-     $    435,375(3)
  335,000  Trans-Resources, Inc., Senior
           Notes, 10.75%, due 3/15/08            B3       B-          340,025(3)
1,145,000  Owens-Illinois, Inc., Senior
           Notes, 7.35%, due 5/15/08           Ba1(6)   BB+(6)      1,151,561
  200,000  U.S. Office Products Co.,
           Senior Subordinated Notes,
           9.75%, due 6/15/08                    B3       B-          200,000(3)
1,125,000  WestPoint Stevens Inc., Senior
           Notes, 7.875%, due 6/15/08            Ba3      BB        1,122,188(3)
  540,000  Aqua-Chem, Inc., Senior
           Subordinated Notes, 11.25%,
           due 7/1/08                            B3       B-          546,750(3)
  790,000  Tenet Healthcare Corp., Senior
           Subordinated Notes, 8.125%,
           due 12/1/08                           Ba3      BB-         794,266(3)
  160,000  KinderCare Learning Centers,
           Inc., Senior Subordinated
           Notes, Ser. B, 9.50%, due
           2/15/09                               B3       B-          163,600
                                                                 ------------
           TOTAL CORPORATE DEBT
           SECURITIES (COST $98,833,122)                           99,501,361
                                                                 ------------
           FOREIGN GOVERNMENT
           SECURITIES(7) (1.9%)
      SEK  Kingdom of Sweden, 5.50%, due
38,500,000 4/12/02  (COST $5,080,488)            Aa1                4,993,995
                                                                 ------------
           CORPORATE COMMERCIAL PAPER
           (7.6%)
5,000,000  Procter & Gamble Co., 5.50%,
           due 7/7/98                            P-1      A-1       4,995,417(8)
5,000,000  du Pont (E.I.) de Nemours &
           Co., 5.53%, due 7/14/98               P-1      A-1       4,990,015(8)
5,000,000  Abbott Laboratories, 5.52%,
           due 7/22/98                           P-1     A-1+       4,983,900(8)
5,000,000  Campbell Soup Co., 5.53%, due
           7/29/98                               P-1     A-1+       4,978,495(8)
                                                                 ------------
           TOTAL CORPORATE COMMERCIAL
           PAPER (COST $19,947,827)                                19,947,827
                                                                 ------------
           TOTAL INVESTMENTS (98.7%)
           (COST $257,606,771)                                    258,617,697(9)
           Cash, receivables and other
           assets, less liabilities
           (1.3%)                                                   3,373,414
                                                                 ------------
           TOTAL NET ASSETS (100.0%)                             $261,991,111
                                                                 ------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments
1) Investment securities of the Series are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method that the trustees of Advisers Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term investments with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) Not rated by Moody's; the rating shown is from Fitch Investors Services, Inc.
3) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At June 30, 1998, these securities amounted to $27,882,800 or 10.6% of net assets.
4) Rated BBB by Thomson Bank Watch, Inc.
5) Rated BBB- by Fitch Investors Services, Inc.
6) Rated BBB- by Duff & Phelps Credit Rating Co.
7) Principal amount is stated in the currency in which the security is denominated.
   SEK -- Swedish Krona
8) At cost, which approximates market value.
9) At June 30, 1998, the cost of investments for Federal income tax purposes was $257,606,771. Gross unrealized appreciation of investments was $1,980,914 and gross unrealized depreciation of investments was $969,988, resulting in net unrealized appreciation of $1,010,926, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                                       June 30,
                                                         1998
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $  258,617,697
      Cash                                                   1,702
      Interest receivable                                3,512,599
      Deferred organization costs (Note A)                  29,589
      Prepaid expenses and other assets                      3,006
      Receivable for securities sold                            77
                                                    --------------
                                                       262,164,670
                                                    --------------
LIABILITIES
      Payable for variation margin (Note A)                 56,564
      Payable to investment manager (Note B)                53,422
      Payable for forward foreign currency
       exchange contracts sold (Note C)                     35,777
      Accrued expenses                                      27,796
                                                    --------------
                                                           173,559
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $  261,991,111
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $  261,320,149
      Net unrealized appreciation in value of
       investment securities, financial futures
       contracts, translation of assets and
       liabilities in foreign currencies, and
       foreign currency contracts                          670,962
                                                    --------------
NET ASSETS                                          $  261,991,111
                                                    --------------
*Cost of investments                                $  257,606,771
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1998
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Interest income                                 $ 8,565,729
                                                    ------------
    Expenses:
      Investment management fee (Note B)                317,228
      Custodian fees (Note B)                            52,803
      Amortization of deferred organization and
       initial offering expenses (Note A)                 7,993
      Trustees' fees and expenses                         5,112
      Accounting fees                                     5,000
      Legal fees                                          4,867
      Auditing fees                                       3,558
      Insurance expense                                   1,926
      Miscellaneous                                       1,242
                                                    ------------
        Total expenses                                  399,729
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                          (93)
                                                    ------------
        Total net expenses                              399,636
                                                    ------------
        Net investment income                         8,166,093
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investment securities
     sold                                               352,534
    Net realized loss on financial futures
     contracts (Note A)                              (1,175,611)
    Net realized loss on foreign currency
     transactions (Note A)                             (164,456)
    Change in net unrealized appreciation of
     investment securities, financial futures
     contracts, translation of assets and
     liabilities in foreign currencies, and
     foreign currency contracts (Note A)               (195,593)
                                                    ------------
        Net loss on investments                      (1,183,126)
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $ 6,982,967
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                           Six Months
                                              Ended           Year
                                            June 30,          Ended
                                              1998        December 31,
                                           (UNAUDITED)        1997
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $   8,166,093   $ 16,956,097
    Net realized loss on investments           (987,533)    (1,645,464)
    Change in net unrealized
     appreciation (depreciation) of
     investments                               (195,593)     2,314,612
                                          -----------------------------
    Net increase in net assets resulting
     from operations                          6,982,967     17,625,245
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                29,170,466     42,581,313
    Reductions                              (24,820,053)   (66,353,014)
                                          -----------------------------
    Net increase (decrease) in net
     assets resulting from transactions
     in investors' beneficial interests       4,350,413    (23,771,701)
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS        11,333,380     (6,146,456)
NET ASSETS:
    Beginning of period                     250,657,731    256,804,187
                                          -----------------------------
    End of period                         $ 261,991,111   $250,657,731
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Limited Maturity Bond Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of eight separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.
       The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: The accounting records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) FORWARD FOREIGN CURRENCY CONTRACTS: The Series may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Series. The Series has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Series could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Series is determined using forward foreign currency exchange rates supplied by an independent pricing service.
5) FINANCIAL FUTURES CONTRACTS: The Series may buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time the Series enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Series as unrealized gains or losses.
       Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Series recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Advisers Managers Trust                                June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

      For Federal income tax purposes, the futures transactions undertaken by the Series may cause the Series to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Series. Also, the Series' losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Series' taxable income.
       At June 30, 1998, open positions in financial futures contracts were as follows:

                                                                     UNREALIZED
                                                                    APPRECIATION
 EXPIRATION                OPEN CONTRACTS               POSITION   (DEPRECIATION)
---------------------------------------------------------------------------------
September
1998           310  U.S. Treasury Notes, 2 Year           Long       $  94,609
September
1998           150  U.S. Treasury Notes, 5 Year          Short         (85,440)
September
1998           370  U.S. Treasury Notes, 10 Year         Short        (312,024)

   At June 30, 1998, the Series had the following securities deposited in a segregated account to cover margin requirements on open financial futures contracts:

PRINCIPAL
 AMOUNT                                                SECURITY
------------------------------------------------------------------------------------------------------------
$1,250,000 Standard Credit Card Master Trust I, Credit Card Participation Certificates, Ser. 1994-4, Class
           A, 8.25%, due 11/7/03
  245,000  Fonda Group, Inc., Senior Subordinated Notes, Ser. B, 9.50%, due 3/1/07

6) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
7) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
8) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At June 30, 1998, the unamortized balance of such expenses amounted to $29,589.
9) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.

Advisers Managers Trust                                June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger&Berman Management Incorporated ("N&B Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays N&B Management a fee at the annual rate of 0.25% of the first $500 million of the Series' average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by N&B Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $93.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended June 30, 1998, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) of $63,224,334 and $74,383,617, respectively.
   During the six months ended June 30, 1998, the Series had entered into various contracts to deliver currencies at specified future dates. At June 30, 1998, open contracts were as follows:

                                                                                                  NET
                                          CONTRACTS TO  IN EXCHANGE   SETTLEMENT              UNREALIZED
SALES                                       DELIVER         FOR          DATE       VALUE    DEPRECIATION
----------------------------------------------------------------------------------------------------------
Swedish Krona                              39,600,000    $4,933,695    7/23/98    $4,897,918   $  35,777

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Series without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                             Six Months
                                                Ended                                  Period from
                                              June 30,             Year Ended        May 1, 1995(1)
                                                1998              December 31,       to December 31,
                                             (UNAUDITED)        1997       1996           1995
                                           ---------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                                 .32%(3)      .32%       .33%              .32%(3)
                                           ---------------------------------------------------------
    Net Expenses                                      .31%(3)      .32%       .33%              .32%(3)
                                           ---------------------------------------------------------
    Net Investment Income                            6.44%(3)     6.71%      6.46%             6.34%(3)
                                           ---------------------------------------------------------
Portfolio Turnover Rate                                27%          86%       132%               78%
                                           ---------------------------------------------------------
Net Assets, End of Period (in millions)            $262.0       $250.7     $256.8            $325.6
                                           ---------------------------------------------------------

1) The date investment operations commenced.

2) The Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.